Employees benefits (Details 7) - Number	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate	9.61%	9.73%
Inflation rate	3.50%	3.50%
Medical inflation	6.60%	6.60%
Number of active participants	1,015	13,776
Number of assisted beneficiary participants	1,415	1,610
Medical Plan [Member] | Schedule Of Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000 Basic by gender	AT-2000 Basic by gender
Medical Plan [Member] | Schedule Of Turnover [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2023	2022
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Discount rate	9.42%	9.66%
Inflation rate	3.50%	3.50%
Wage growth rate	3.50%	3.50%
F.G.T.S. balance growth	3.41%	3.70%
Number of active participants	92,120	91,490
Number of assisted beneficiary participants
F G T S Penalty [Member] | Schedule Of Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000 Basic by gender	AT-2000 Basic by gender
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	Vindas Álvaro's attenuated 30%	Vindas Álvaro's attenuated 30%
F G T S Penalty [Member] | Schedule Of Turnover [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2023	2022
Others [Member]
IfrsStatementLineItems [Line Items]
Discount rate	13.77%	8.71%
Inflation rate	11.75%	4.88%
Wage growth rate	8.34%	4.88%